Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2015 Fund	May 30, 2023
Fidelity Flex Freedom Blend 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.75%)
Past 5 years	2.93%
Since Inception	3.76%
Fidelity Flex Freedom Blend 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.35%)
Past 5 years	1.14%
Since Inception	1.99%
Fidelity Flex Freedom Blend 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.33%)
Past 5 years	1.84%
Since Inception	2.49%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.21%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Since Inception	3.75%	[1]

[1]	A From June 8, 2017